Segmented Information - Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 2,852.8	$ 1,633.0
Depreciation expense	420.9	273.8
General and administrative	58.4	48.9
Exploration	27.2	21.7
Impairment	12.2	(455.5)
Other	(14.8)	9.2
Earnings (loss) from operations	1,093.6	944.0
9.7% of Côté Gold pre-Commercial Production gold received by SMM	0.0	18.4
9.7% of Côté Gold expenses funded by SMM	0.0	6.6
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenues	2,852.8	1,633.0
Cost of sales	1,225.7	809.3
Depreciation expense	420.9	273.8
General and administrative	58.4	48.9
Exploration	27.2	21.7
Impairment	12.2	(455.5)
Other	(14.8)	9.2
Earnings (loss) from operations	1,093.6	944.0
Net capital expenditures	307.3	522.0
Gold mines
Disclosure of operating segments [line items]
Revenues	2,906.9	1,690.5
Cost of sales	1,225.7	809.3
Depreciation expense	419.0	272.7
General and administrative	0.0	0.0
Exploration	8.9	6.5
Impairment	0.0	(455.5)
Other	(9.2)	11.4
Earnings (loss) from operations	1,244.1	1,068.9
Net capital expenditures	$ 307.2	520.4
Revenue and expenses, percentage	9.70%
9.7% of Côté Gold pre-Commercial Production gold received by SMM	$ 18.4
9.7% of Côté Gold expenses funded by SMM	(6.6)
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.0	0.0
Exploration	18.3	15.2
Impairment	12.2	0.0
Other	(0.5)	(0.7)
Earnings (loss) from operations	(31.0)	(15.9)
Net capital expenditures	0.0	0.0
Corporate
Disclosure of operating segments [line items]
Revenues	(54.1)	(57.5)
Cost of sales	0.0	0.0
Depreciation expense	1.9	1.1
General and administrative	58.4	48.9
Exploration	0.0	0.0
Impairment	0.0	0.0
Other	(5.1)	(1.5)
Earnings (loss) from operations	(119.5)	(109.0)
Net capital expenditures	0.1	1.6
Côté Gold | Gold mines
Disclosure of operating segments [line items]
Revenues	1,014.4	284.3
Cost of sales	360.8	115.0
Depreciation expense	177.8	56.7
General and administrative	0.0	0.0
Exploration	8.9	6.5
Impairment	0.0	0.0
Other	(2.3)	(0.5)
Earnings (loss) from operations	464.6	105.6
Net capital expenditures	$ 127.5	268.8
Capital expenditures, percentage	70.00%
Revenue and expenses, percentage	60.30%
Westwood complex | Gold mines
Disclosure of operating segments [line items]
Revenues	$ 403.0	323.0
Cost of sales	175.7	157.5
Depreciation expense	54.9	53.7
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment	0.0	(455.5)
Other	(1.0)	11.6
Earnings (loss) from operations	171.4	578.9
Net capital expenditures	65.4	66.1
Essakane | Gold mines
Disclosure of operating segments [line items]
Revenues	1,489.5	1,083.2
Cost of sales	689.2	536.8
Depreciation expense	186.3	162.3
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment	0.0	0.0
Other	(5.9)	0.3
Earnings (loss) from operations	608.1	384.4
Net capital expenditures	$ 114.3	$ 185.5